Income Taxes (Details)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of Federal income tax benefit	(2.63%)	(2.60%)
Permanent differences	(6.36%)	0.22%
Other	6.49%
Change in Valuation Allowance	36.50%	36.09%
State tax rate change	0.00%	0.29%
Income Tax Provision	0.00%	0.00%